Annual Total Returns[BarChart] - Invesco Water Resources ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(10.51%)	24.06%	26.98%	(1.11%)	(15.21%)	13.86%	23.56%	(6.26%)	37.46%	20.82%